Income Taxes	12 Months Ended
Sep. 30, 2022
Nukkleus Inc.[Member]
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 — INCOME TAXES

The components for net loss for the years ended September 30, 2022 and 2021 was as follows:

	Years Ended September 30,
	2022	2021
United States	$11,665,650	$620,481
Bermuda	10,456	—
Malta	74,772	26,102
United Kingdom	90,318	290,263
Lithuania	4,461	—
Total	$11,845,657	$936,846

The components of income taxes expense (benefit) for the years ended September 30, 2022 and 2021 consisted of the following:

	Years Ended September 30,
	2022	2021
Current:
Federal	$—	$—
State	—	—
Malta	—	—
United Kingdom	—	—
Lithuania	—	—
Total current income taxes expense	$—	$—
Deferred:
Federal	$(977,249)	$(201,703)
State	(330,869)	(38,419)
Malta	(26,170)	(9,136)
United Kingdom	(17,138)	(55,150)
Lithuania	(669)	—
Total deferred income taxes (benefit)	$(1,352,095)	$(304,408)
Change in valuation allowance	1,352,095	304,408
Total income taxes expense	$—	$—

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:

	Years Ended September 30,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State tax	2.4%	2.6%
Non-U.S. income taxed at different rates	0.1%	(0.2)%
Permanent differences	(13.7)%	(0.1)%
Prior year true-up	(0.8)%	—%
Valuation allowance	(9.0)%	(23.3)%
Effective tax rate	0.0%	0.0%

The components of the Company’s net deferred tax assets (liabilities) as of September 30, 2022 and 2021 were as follows:

	September 30, 2022	September 30, 2021
Deferred tax assets
Net operating loss carry-forwards	$1,129,699	$577,215
Accrued directors’ compensation	66,678	42,635
Stock-based compensation	549,722	10,521
Impairment of digital assets	169	—
Capitalized SPAC acquisition related professional fee	236,198	—
Total deferred tax assets, gross	1,982,466	630,371
Valuation allowance	(1,982,320)	(630,371)
Total deferred tax assets, net	$146	$—
Deferred tax liabilities
Unrealized foreign currency exchange gain	(146)	—
Total deferred tax liabilities	$(146)	$—
Net deferred tax assets	$—	$—

The Company provided a valuation allowance equal to the deferred income tax assets for years ended September 30, 2022 and 2021 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry-forwards. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income.

As of September 30, 2022, the Company had $3,034,165 in U.S. federal net operating loss carry-forwards that can be utilized in future periods to reduce taxable income. However, due to changes in stock ownership, the use of the U.S. federal net operating loss carry-forwards is limited under Section 382 of the Internal Revenue Code. The Company has not performed a study to determine if the loss carryforwards are subject to these Section 382 limitations. $258,405 of the net operating loss carry-forwards will expire in fiscal years 2033 through 2038. The remaining net operating loss carry-forwards do not expire. In addition, the Company has net operating losses in Malta and United Kingdom totaling $576,724 and $390,913, respectively, with no expiration date.

As of September 30, 2022 and 2021, the Company did not identify any uncertain tax positions that would require either recognition or disclosure in the accompanying consolidated financial statements. The Company recognizes interest and penalties related to uncertain income tax positions in income tax expense. However, no such interest and penalties were recorded as of September 30, 2022 and 2021.

The Company has a December 31 tax year-end. The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed. The Company is not subject to income taxes in Bermuda. The Company’s 2019 through 2022 tax years are subject to examination.